Subsequent Events	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

39.  SUBSEQUENT EVENTS

Events after the reporting period (Enel Generación Chile)

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of a novel Coronavirus 2019, or COVID-19, “Public Health Emergency of International Concern.” On March 11, 2020, the WHO confirmed that the outbreak of the COVID-19 has risen to the level of a pandemic, which could significantly affect Chile, as well as our trading partners inside and outside the country.

On March 18, 2020, to deal with this international public health emergency of COVID-19, President Sebastián Piñera decreed a state of emergency establishing numerous containment measures, essentially aimed at restricting the free movement of people, which include curfews, selective mandatory quarantines in affected areas, prohibition of mass gatherings and the temporary closure of companies and businesses, among other measures.

In this sense, the Group has issued guidelines aimed at ensuring compliance with the measures introduced by the government and taken numerous steps to adopt the most suitable procedures to prevent and/or mitigate the effects of contagion by COVID-19 in the workplace, while ensuring business continuity. This has been possible due to:

•   the use of telecommuting for all employees whose jobs can be done remotely, an approach introduced some years ago that required investments in digitalization, allows our people to work remotely at the same level of efficiency and effectiveness;

•   the digitization of processes and infrastructure, that ensure the normal operation of our assets, the continuity of electricity service and the remote management of all activities relating to the market and our relationship with customers.

Based on the information currently available, in a scenario of continuous evolution, regarding the spread of infections and the containment measures taken by government of Chile, it is not possible at this time to quantify the effects that the COVID-19 pandemic could have in our business. However, because our Group has a solid financial structure and a level of digitization that allows us to guarantee the continuity of operational activities with the same level of service, as of the date of presentation of this report, there is no evidence of a significant impact of COVID-19 on the Group.